Segment information and revenue from contracts with customers - Contract balances (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Segment information and revenue from contracts with customers
Trade receivables (note 15)	€ 21,065	€ 25,656
Contract assets (note 15)	3,272	3,543
Contract liabilities (note 19.2)	€ 4,842	€ 4,479